Due to Banks - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Due to Bank [Line Items]
Accrued interest	₸ 1	₸ 58
Due to banks	154	16,432
Fair Value of Securities Pledged as Collateral of Repurchase Agreements
Due to Bank [Line Items]
Due to banks	₸ 154	₸ 15,014